RETIREMENT AND PROFIT SHARING PLANS - Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Aug. 31, 2023 USD ($)
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
2024	$ 13,473
2025	14,939
2026	16,542
2027	18,440
2028	20,189
2029-2033	130,673
U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2024	18,726
2025	19,693
2026	20,485
2027	21,186
2028	21,824
2029-2033	114,568
Non-U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2024	136,479
2025	138,786
2026	144,204
2027	167,185
2028	184,746
2029-2033	$ 981,670